Intangible and tangible assets - Change in net intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of change in net intangible assets
Net amount as of the beginning of the period	$ 31,931	$ 32,484	$ 33,528
Expenditures	1,244	1,991	696
Disposals	(458)	(75)	(271)
Amortization and impairment	(1,630)	(1,582)	(1,322)
Currency translation adjustment	148	(423)	(394)
Other	1,848	(464)	247
Net amount as of the end of the period	33,083	31,931	32,484
Exceptional asset impairments	472	301	253
SunPower Corporation
Analysis of change in net intangible assets
Effect of changes in the consolidation scope		$ (167)
Total Eren
Analysis of change in net intangible assets
Effect of changes in the consolidation scope	$ 2,238
Blue Raven Solar
Analysis of change in net intangible assets
Effect of changes in the consolidation scope			140
Fonroche Biogaz
Analysis of change in net intangible assets
Effect of changes in the consolidation scope			$ 89